Note 4 - Significant Accounting Policies (Details Textual) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 15, 2020
Statement Line Items [Line Items]
Percentage of taxable income subject to corporate income and trade tax			0.40%
Retained earnings			€ (147,081)	€ (83,123)
Percentage of profit participation rights						0.6407%
IPO [member]
Statement Line Items [Line Items]
Proceeds from issue of ordinary shares	€ 142,334		€ 142,334	€ 0	€ 0
Top of range [member]
Statement Line Items [Line Items]
Percentage of annual taxable income			0.60%
Tax income offset against tax loss carry forwards			€ 1,000
Bottom of range [member] | IPO [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Proceeds from issue of ordinary shares		€ 200,000